As filed with the Securities and Exchange Commission on June 23, 2016

1933 Act Registration No. 333-200933

1940 Act Registration No. 811-23013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

GOLDMAN SACHS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-1000

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

ALLISON M. FUMAI, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the Goldman Sachs High Sharpe Ratio ETF and Goldman Sachs Hedge Fund VIP ETF

Explanatory Note

Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement of Goldman Sachs ETF Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 8, 2016 to register shares of Goldman Sachs High Sharpe Ratio ETF and Goldman Sachs Hedge Fund VIP ETF. Pursuant to Rule 485(a), the Amendment would have become effective on April 23, 2016. Post-Effective Amendment No. 7 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 20, 2016 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 9 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 13, 2016 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 11 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 21, 2016 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 13 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 24, 2016 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 14 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 29, 2016 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 14 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust of the Registrant dated December 16, 2009 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(2)	Amended and Restated Declaration of Trust dated April 16, 2015 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(3)	Amended Schedule A dated April 12, 2016 to the Amended and Restated Agreement and Declaration of Trust dated April 16, 2015 (incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s registration statement, SEC File No. 333-200933, filed May 25, 2016)

(b)	By-laws dated December 18, 2014 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

(c)	Not applicable.

(d)	(1)	Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Form of Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s registration statement, SEC File No. 333-200933, filed May 25, 2016)

(e)	Distribution Agreement between Registrant and ALPS Distributors, Inc. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(f)	Not applicable.

(g)	(1)	Custody Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(2)	Letter Amendment to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(3)	Letter Amendment dated October 20, 2015 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 518 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 15, 2016)

	(4)	Amendment dated January 6, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(5)	Amendment dated March 1, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(h)	(1)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Form of Authorized Participant Agreement (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(3)	Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(4)	Letter Amendment to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(5)	License Agreement between the Trust and Goldman Sachs Asset Management, L.P. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(6)	Letter Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed February 8, 2016)

	(7)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(8)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(i)	Opinion and consent of Dechert LLP, to be filed by amendment

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Letter related to Initial Capital provided by The Goldman Sachs Group, Inc. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(m)	Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(n)	Not applicable.

(p)	(1)	Code of Ethics – Goldman Sachs ETF Trust (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(2)	Code of Ethics – Goldman Sachs Asset Management, L.P. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(3)	Code of Ethics – ALPS Distributors, Inc. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(q)	(1)	Powers of Attorney for James A. McNamara, Ashok N. Bakhru, John P. Coblentz, Jr., Richard P. Strubel and Scott M. McHugh (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(2)	Powers of Attorney for Michael Latham and Lawrence W. Stranghoener (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(3)	Power of Attorney for Linda A. Lang (incorporated by reference from Post-Effective Amendment No. 6 to the Trust’s registration statement, SEC File No. 333-200933, filed April 21, 2016)

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 6 of the Distribution Agreement between the Registrant and Distributor dated March 26, 2015, provides that the Registrant will indemnify Distributor against certain liabilities, subject to certain conditions. A copy of the Distribution Agreement is incorporated by reference as Exhibit (e), to the Registrant’s Registration Statement.

Fund and trustees and officers liability policies purchased by the Registrant, Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., ETFS Trust, EGA Emerging Global Shares Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Senior Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Taylor Ames	Vice President, PowerShares	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not applicable.

Item 33. Location of Accounts and Records

The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records will be in the physical possession of GSAM, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of The Bank of New York Mellon, 225 Liberty Street, New York, New York 10286.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 23rd day of June, 2016.

GOLDMAN SACHS ETF TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	June 23, 2016

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	June 23, 2016

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	June 23, 2016

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	June 23, 2016

[1]Linda A. Lang Linda A. Lang	Trustee	June 23, 2016

[1]Michael Latham	Trustee	June 23, 2016
Michael Latham

[1]Lawrence W. Stranghoener	Trustee	June 23, 2016
Lawrence W. Stranghoener

[1]Richard P. Strubel	Trustee	June 23, 2016
Richard P. Strubel

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs ETF Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on December 18, 2014.

RESOLVED, that Trustees and Officers of the Trust who may be required to sign the Trust’s Registration Statement or any amendments thereto be, and each hereby is, authorized to execute a power of attorney appointing Caroline L. Kraus, James A. McNamara, Andrew Murphy and Robert Griffith, jointly and severally, as their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement on Form N-1A of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the SEC and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

The undersigned Secretary for Trust hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on July 23, 2015.

RESOLVED, that Michael Latham and Lawrence W. Stranghoener, who may be required to sign the Trust’s Registration Statement or any amendments thereto be, and each hereby is, authorized to execute a power of attorney appointing Caroline L. Kraus, James A. McNamara, Andrew Murphy and Robert Griffith, jointly and severally, as their attorneys-in-fact, each with power of substitution, for Michael Latham and Lawrence W. Stranghoener in any and all capacities to sign the Registration Statement on Form N-1A of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the SEC and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

The undersigned Secretary for Trust hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on February 9, 2016.

RESOLVED, that Linda A. Lang, who may be required to sign the Trust’s Registration Statement or any amendments thereto be, and she hereby is, authorized to execute a power of attorney appointing Caroline L. Kraus, James A. McNamara, Andrew Murphy, and Robert Griffith, jointly and severally, as her attorneys-in-fact, each with power of substitution, for Linda A. Lang in any and all capacities to sign the Registration Statement on Form N-1A of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the U.S. Securities and Exchange Commission and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

Dated: June 23, 2016

/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary